Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment

Note 12. Property, Plant and Equipment

The following changes in property, plant and equipment were recorded during the year  ended December 31, 2019:

		Initial adoption			Dispositions		Currency
	Opening	of			of		translation	Ending
Costs	balance	IFRS 16	Additions	Disposals	subsidiaries	Reclassification	adjustments	balance
Refinery and power plants	$68,559	$—	$219	$—	$—	$—	$(2,077)	$66,701
Processing plant and equipment	3,761	—	443	(326)	(1,019)	406	42	3,307
Office equipment	1,450	—	332	(291)	(95)	(406)	(70)	920
Office premises*	—	2,911	1,583	(278)	(2,500)	—	(162)	1,554
	$73,770	$2,911	$2,577	$(895)	$(3,614)	$—	$(2,267)	$72,482

		Initial adoption			Dispositions		Currency
	Opening	of			of		translation	Ending
Accumulated depreciation	balance	IFRS 16	Additions	Disposals	subsidiaries	Reclassification	adjustments	balance
Refinery and power plants	$12,763	$—	$2,641	$—	$—	$—	$(521)	$14,883
Processing plant and equipment	1,873	—	416	(326)	(842)	387	(54)	1,454
Office equipment	809	—	145	(136)	(36)	(387)	(29)	366
Office premises*	—	—	738	—	(367)	—	(5)	366
	15,445	$—	$3,940	$(462)	$(1,245)	$—	$(609)	17,069
Net book value	$58,325							$55,413

*    right-of-use assets.

As at December 31, 2019, the net book value of right-of-use assets was $1,188.

The following changes in property, plant and equipment were recorded during the year ended December 31, 2018:

				Dispositions		Currency
	Opening			of		translation	Ending
Costs	balance	Additions	Disposals	subsidiaries	Impairments	adjustments	balance
Refinery and power plants	$92,434	$—	$(148)	$(27,214)	$—	$3,487	$68,559
Processing plant and equipment	3,703	88	(25)	—	(42)	37	3,761
Office equipment	1,135	340	(56)	—	(4)	35	1,450
	$97,272	$428	$(229)	$(27,214)	$(46)	$3,559	$73,770

				Dispositions		Currency
	Opening			of		translation	Ending
Accumulated depreciation	balance	Additions	Disposals	subsidiaries	Impairments	adjustments	balance
Refinery and power plants	$11,047	$2,775	$(148)	$(1,668)	$—	$757	$12,763
Processing plant and equipment	1,626	255	(10)	—	(27)	29	1,873
Office equipment	645	211	(60)	—	(4)	17	809
	13,318	$3,241	$(218)	$(1,668)	$(31)	$803	15,445
Net book value	$83,954						$58,325

As of December 31, 2019, the Group owned a power plant which had a carrying amount of $29,931. Pursuant to an assessment study of which the future cash flows were discounted at 8%,  management concluded that there was no impairment loss on December 31, 2019. Numerous variables were utilized for this assessment, including inflation expectations, performance of contracts, discount rates, and maintenance costs. Any change in these assumptions and variables could have an impact on the valuation of the asset. If the discount rate had been 100 basis point higher, there would have been no change to the Group’s net loss for the year ended December 31, 2019.

During the year ended December 31, 2018, the Group deconsolidated a subsidiary which owned a power plant (see Note 29).

During the year ended December 31, 2019, 2018 and 2017 respectively, no expenditures were recognized in the carrying amounts of items of property, plant and equipment in the course of their construction.